Capital and funding (Tables)	12 Months Ended
Dec. 31, 2025
Capital and funding
Schedule of share capital

In millions of €	2025
TMICC ordinary share of €3.50 each	2,143

Schedule of other reserves

In millions of €	2025	2024	2023
Cash flow hedge reserve, net of tax	(31)	81	(7)
Remeasurement of defined benefit pension plans, net of tax (a)	—	70	32
Currency retranslation reserve	7	242	106
Merger Reserve (b)	(7,120)	—	—
Total	(7,144)	393	131

(a)	The pension reserve balance of €70 million as at 31 December 2024 is reclassified from Other Reserves to Invested Capital which was then reclassified to Merger reserve.
(b)	The Merger Reserve was created as the difference of the fair value of the business and the net invested capital position at the Demerger date.

Schedule of financial liabilities

	2025			2024
Financial liabilities (a)		Non-			Non-
In millions of €	Current	current	Total	Current	current	Total
Bank loans and overdrafts (b)	34	1	35	35	—	35
Bonds and other loans (c)	—	3,077	3,077	—	—	—
Lease liabilities	43	100	143	41	103	144
Loan with Unilever (d)	—	—	—	9	—	9
Derivatives	28	—	28	—	—	—
Other financial liabilities (e)	—	133	133	—	145	145
Total	105	3,311	3,416	85	248	333

(a)	Financial liabilities exclude trade payable and other liabilities which are covered in Note 13.
(b)	Bank loans and overdrafts do not include any secured liabilities.
(c)	Bonds and other loans under the facility agreements (refer to Note 15A).
(d)	Unilever granted intercompany facility of up to €11 billion to Group on 1 July 2025, of which the Group drew down €10,615 million to facilitate the Demerger. Of this amount, €3,162 million was repaid to Unilever in cash and the balance was capitalised before the Demerger.
(e)	Other financial liabilities consist of an option to acquire non-controlling interests in Magnum RFM Ice Cream Inc from RFM Corporation, the joint venture partner. The Group holds 50% plus one share in the joint venture. According to the shareholder agreement established in March 1999, RFM Corporation is entitled, each year within one month following 31 December year end, to require the Group to acquire all or a portion of RFM Corporation’s shares in the joint venture at a price determined by the agreement. RFM Corporation has executed a waiver stipulating that they waive their right to exercise the option until April 2028.

Schedule of reconciliation of liabilities

			Non-cash movement

	Opening			Other	Foreign	Closing
Movements in 2025	balance as	Cash	Fair value	non-cash	exchange	balance
In millions of €	at 1 January	movement	changes	movements	changes	at 31 December
Bank loans and overdrafts (a)	(35)	(6)	—	—	6	(35)
Bonds and other loans (a) (b)	—	(3,077)	—	—	—	(3,077)
Lease liabilities (c)	(144)	56	—	(64)	9	(143)
Loans with Unilever (d)	(9)	—	—	9	—	—
Derivatives	—	—	(28)	—	—	(28)
Total (e)	(188)	(3,027)	(28)	(55)	15	(3,283)

			Non-cash movement

	Opening			Other	Foreign	Closing
Movements in 2024	balance as	Cash	Fair value	non-cash	exchange	balance
In millions of €	at 1 January	movement	changes	movements	changes	at 31 December
Bank loans and overdrafts (a)	(32)	(3)	—	—	—	(35)
Lease liabilities (c)	(156)	39	—	(26)	(1)	(144)
Loans with Unilever	(9)	—	—	—	—	(9)
Total (e)	(197)	36	—	(26)	(1)	(188)

Schedule of analysis of bonds and other loans

In millions of €	2025	2024
2.75% Notes 2029	750	—
3.25% Notes 2031	750	—
3.75% Notes 2034	750	—
4.00% Notes 2037	750	—